Summary of equity attributable to Novartis AG shareholders (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital [line items]
Equity at beginning of period	$ 50,589	$ 50,977		$ 56,666	$ 55,551
Exercise of options and employee transactions, equity impact	(3)			39	823
Equity-based compensation, equity impact	179	203		337	365
Shares delivered to divested business employees, equity impact		8		17	29
Taxes on treasury shares	(1)				30
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan				1,769
Dividends				(7,368)	(6,987)
Net income	2,895	1,867		4,954	4,040
Other comprehensive income	1,226	835		351	175
Impact of change in ownership of consolidated entities	22			22
Other movements	14	4		27	9
Equity at end of period	54,128	53,885	$ 50,589	$ 54,128	$ 53,885
Maximal amount of share buyback programm			2,500
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period				2,256.8	2,265.0
Equity at beginning of period	50,523	50,903		$ 56,598	$ 55,474
Shares acquired to be cancelled				(28.2)
Shares acquired for cancellation, equity impact				$ (2,558)
Other share purchases				(1.3)	(1.6)
Other share purchases, equity impact				$ (128)	$ (150)
Exercise of options and employee transactions shares				0.6	14.7
Exercise of options and employee transactions, equity impact	(3)			$ 39	$ 823
Equity based compensation shares				8.7	10.6
Equity-based compensation, equity impact	179	203		$ 337	$ 365
Shares delivered to divested business employees				0.1	0.3
Shares delivered to divested business employees, equity impact		8		$ 17	$ 29
Taxes on treasury shares	(1)				30
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan				1,769
Dividends				(7,368)	(6,987)
Net income	2,896	1,867		4,955	4,043
Other comprehensive income	1,227	836		354	176
Other movements	$ 14	$ 4		$ 27	$ 9
Number of shares outstanding at end of period	2,236.7	2,289.0		2,236.7	2,289.0
Equity at end of period	$ 54,042	$ 53,812	$ 50,523	$ 54,042	$ 53,812